Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.2%
ASX Ltd.	131,046	$7,387,510
CIMIC Group Ltd.(a)	53,268	798,249
CSL Ltd.	217,078	45,468,630
Dexus	654,255	5,139,708
Fortescue Metals Group Ltd.	890,225	15,534,113
Goodman Group	1,317,506	19,244,852
Insurance Australia Group Ltd.	1,047,468	3,964,672
James Hardie Industries PLC	160,390	5,315,021
Magellan Financial Group Ltd.	118,034	4,422,006
Medibank Pvt Ltd.	1,838,407	4,373,839
Mirvac Group	1,997,232	4,150,030
Newcrest Mining Ltd.	269,220	5,515,073
Northern Star Resources Ltd.	263,623	2,140,210
REA Group Ltd.	42,043	5,142,594
Rio Tinto Ltd.	185,676	17,375,993
Sydney Airport(a)	813,044	3,887,542
Washington H Soul Pattinson & Co. Ltd.	59,279	1,386,065
Wesfarmers Ltd.	991,522	41,442,918
Woodside Petroleum Ltd.	402,194	7,102,026

		199,791,051

Austria — 0.2%
OMV AG	67,703	3,342,350
Verbund AG	24,862	2,044,141

		5,386,491

Belgium — 0.1%
Etablissements Franz Colruyt NV	22,315	1,325,141
Sofina SA	7,319	2,785,915

		4,111,056

Canada — 6.8%
Alimentation Couche-Tard Inc., Class B	287,575	9,736,221
B2Gold Corp.	413,992	1,992,223
Canadian Apartment Properties REIT	50,704	2,252,046
Canadian National Railway Co.	290,081	31,203,397
Canadian Pacific Railway Ltd.	71,182	26,541,940
CCL Industries Inc., Class B, NVS	56,651	3,212,925
CGI Inc.(a)	89,784	7,936,929
Constellation Software Inc.	10,004	14,669,579
Dollarama Inc.	304,905	14,196,845
Franco-Nevada Corp.	65,906	9,173,374
Great-West Lifeco Inc.	147,400	4,270,310
iA Financial Corp. Inc.	57,820	3,253,374
Intact Financial Corp.	71,247	9,462,148
Inter Pipeline Ltd.	161,432	2,351,537
Keyera Corp.	127,768	2,919,491
Kirkland Lake Gold Ltd.	124,230	4,611,920
Manulife Financial Corp.	926,609	20,216,376
Pembina Pipeline Corp.	273,248	8,427,109
Sun Life Financial Inc.	301,737	16,264,169
TC Energy Corp.	399,022	19,724,051
TMX Group Ltd.	31,645	3,484,243
Toromont Industries Ltd.	35,683	2,842,573

		218,742,780

Denmark — 4.5%
Carlsberg A/S, Class B	31,661	5,563,283
Chr Hansen Holding A/S(a)	46,584	4,287,660
Coloplast A/S, Class B	64,393	10,668,496
Genmab A/S(a)	34,456	12,660,983

Security	Shares	Value

Denmark (continued)
GN Store Nord A/S	39,098	$3,534,082
Novo Nordisk A/S, Class B	961,262	70,496,022
Novozymes A/S, Class B	133,565	9,519,586
Pandora A/S	55,970	6,360,176
ROCKWOOL International A/S, Class B	3,209	1,442,521
Tryg A/S	76,908	1,762,212
Vestas Wind Systems A/S	444,895	18,594,755

		144,889,776

Finland — 2.4%
Elisa OYJ	108,602	6,169,387
Fortum OYJ	184,223	4,845,622
Kone OYJ, Class B	242,978	19,111,743
Neste OYJ	361,071	21,906,721
Orion OYJ, Class B	52,726	2,337,657
Sampo OYJ, Class A	233,477	11,104,662
Stora Enso OYJ, Class R	207,820	3,985,266
UPM-Kymmene OYJ	192,771	7,553,477

		77,014,535

France — 9.5%
Air Liquide SA	162,478	27,406,206
Amundi SA(a)(b)	31,873	2,843,121
AXA SA	767,571	21,737,140
Hermes International	19,741	24,809,835
Ipsen SA	14,770	1,430,233
Kering SA	37,735	30,276,016
La Francaise des Jeux SAEM(b)	50,928	2,612,909
Legrand SA	98,055	9,561,125
L’Oreal SA	70,607	29,039,117
LVMH Moet Hennessy Louis Vuitton SE	123,141	92,826,069
Sartorius Stedim Biotech	11,070	5,090,556
SCOR SE(a)	64,700	2,095,908
Sodexo SA(a)	41,631	4,164,588
TOTAL SE	1,186,091	52,579,323

		306,472,146

Germany — 5.8%
Allianz SE, Registered	224,755	58,549,183
Bechtle AG	10,127	2,064,525
Beiersdorf AG	25,695	2,904,480
Deutsche Boerse AG	120,093	20,716,582
Hannover Rueck SE	32,942	6,099,027
HelloFresh SE(a)	121,299	10,075,359
Henkel AG & Co. KGaA	23,254	2,315,034
Knorr-Bremse AG	40,417	4,962,705
MTU Aero Engines AG	21,256	5,370,914
Nemetschek SE	31,637	2,361,246
Rational AG(c)	3,140	2,621,760
SAP SE	404,532	56,859,258
Siemens Healthineers AG(b)	86,150	4,924,025
Symrise AG	46,316	5,988,107

		185,812,205

Hong Kong — 6.0%
AIA Group Ltd.	5,922,800	75,418,596
CK Asset Holdings Ltd.	1,517,000	9,521,717
CK Infrastructure Holdings Ltd.	319,500	1,958,091
CLP Holdings Ltd.	689,000	6,799,648
Hang Seng Bank Ltd.	437,800	8,596,085
HK Electric Investments & HK Electric Investments Ltd.	1,237,000	1,239,094
Hong Kong & China Gas Co. Ltd.	4,347,686	6,974,793
Hong Kong Exchanges & Clearing Ltd.	795,400	48,132,512

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings Ltd.	656,000	$4,033,038
Sino Land Co. Ltd.	1,700,000	2,525,863
Sun Hung Kai Properties Ltd.	723,500	10,926,766
Techtronic Industries Co. Ltd.	653,000	11,905,058
WH Group Ltd.(b)	2,292,500	2,004,168
Xinyi Glass Holdings Ltd.	782,000	2,773,853

		192,809,282

Ireland — 0.3%
Kingspan Group PLC	67,137	5,985,492
Smurfit Kappa Group PLC	75,072	3,846,217

		9,831,709

Israel — 0.4%
Bank Leumi Le-Israel BM	623,249	4,396,669
Check Point Software Technologies Ltd.(a)	60,719	7,092,587

		11,489,256

Italy — 2.5%
Assicurazioni Generali SpA(a)	530,802	10,661,369
DiaSorin SpA	10,862	1,846,939
Enel SpA	2,465,944	24,540,611
Ferrari NV	86,545	18,560,173
FinecoBank Banca Fineco SpA(a)	429,209	7,398,881
Moncler SpA(a)	117,411	7,211,132
Recordati Industria Chimica e Farmaceutica SpA	50,175	2,768,766
Snam SpA	605,558	3,411,582
Terna Rete Elettrica Nazionale SpA	492,182	3,631,955

		80,031,408

Japan — 14.7%
ABC-Mart Inc.	11,700	626,184
Advantest Corp.	78,800	7,483,134
Bandai Namco Holdings Inc.	107,700	7,908,149
Calbee Inc.	23,200	555,883
Capcom Co. Ltd.	131,600	4,274,095
Chugai Pharmaceutical Co. Ltd.	257,200	9,649,853
Cosmos Pharmaceutical Corp.	5,600	803,842
CyberAgent Inc.	222,800	4,582,173
Daifuku Co. Ltd.	37,100	3,672,494
Daito Trust Construction Co. Ltd.	89,200	9,482,677
Daiwa House Industry Co. Ltd.	417,900	12,368,204
Eisai Co. Ltd.	85,000	5,543,800
GMO Payment Gateway Inc.	13,900	1,773,981
Hakuhodo DY Holdings Inc.	136,200	2,293,987
Hoshizaki Corp.	18,500	1,641,736
Hoya Corp.	139,000	15,813,229
Inpex Corp.	509,400	3,476,624
Itochu Techno-Solutions Corp.	27,100	939,655
Japan Exchange Group Inc.	340,500	7,979,422
Japan Tobacco Inc.	309,000	5,778,290
Kajima Corp.	168,200	2,323,608
Kakaku.com Inc.	139,000	3,776,863
Kao Corp.	157,100	10,070,900
KDDI Corp.	967,200	29,253,586
Kobayashi Pharmaceutical Co. Ltd.	11,600	1,034,719
Kobe Bussan Co. Ltd.	29,500	788,610
Koei Tecmo Holdings Co. Ltd.	31,590	1,411,803
Koito Manufacturing Co. Ltd.	50,900	3,171,209
Lasertec Corp.	39,600	7,006,669
Lion Corp.	70,200	1,316,591
M3 Inc.	146,800	10,176,146
MEIJI Holdings Co. Ltd.	27,900	1,728,036

Security	Shares	Value

Japan (continued)
MISUMI Group Inc.	94,500	$2,662,824
Miura Co. Ltd.	30,600	1,604,117
MonotaRO Co. Ltd.	165,400	4,221,820
MS&AD Insurance Group Holdings Inc.	256,500	7,262,865
Nexon Co. Ltd.	272,500	9,037,212
Nihon M&A Center Inc.	204,100	5,347,810
Nintendo Co. Ltd.	70,300	40,319,354
Nippon Telegraph & Telephone Corp.	620,500	15,639,518
Nissan Chemical Corp.	65,300	3,357,449
Nitori Holdings Co. Ltd.	50,500	9,060,016
Nitto Denko Corp.	59,900	4,964,951
Nomura Research Institute Ltd.	147,600	4,543,928
Obayashi Corp.	262,800	2,397,069
Obic Co. Ltd.	25,400	4,910,132
Oracle Corp. Japan	18,900	1,772,334
Osaka Gas Co. Ltd.	101,600	1,959,405
Otsuka Corp.	41,600	2,097,031
Pigeon Corp.	51,900	1,759,201
Recruit Holdings Co. Ltd.	545,300	24,639,648
Rinnai Corp.	16,300	1,637,382
SCSK Corp.	15,500	899,044
Secom Co. Ltd.	80,700	6,700,821
Sekisui Chemical Co. Ltd.	160,900	2,799,797
SG Holdings Co. Ltd.	135,900	3,088,382
Shimano Inc.	35,300	8,085,042
Shin-Etsu Chemical Co. Ltd.	149,900	25,302,182
Shionogi & Co. Ltd.	87,400	4,595,287
Sohgo Security Services Co. Ltd.	21,100	924,651
Sompo Holdings Inc.	175,000	6,500,160
Square Enix Holdings Co. Ltd.	62,500	3,476,511
Sundrug Co. Ltd.	20,500	698,619
Sysmex Corp.	55,200	5,517,222
T&D Holdings Inc.	337,700	4,136,868
Taisei Corp.	83,100	3,063,840
TIS Inc.	74,800	1,857,939
Toho Co. Ltd.	56,900	2,264,444
Toho Gas Co. Ltd.	20,600	1,143,973
Tokio Marine Holdings Inc.	284,500	13,612,689
Tokyo Electron Ltd.	74,900	33,110,727
Tosoh Corp.	81,700	1,448,558
Trend Micro Inc.	60,500	2,878,185
Tsuruha Holdings Inc.	10,800	1,246,933
Unicharm Corp.	101,900	3,956,485
USS Co. Ltd.	113,100	2,049,779
Welcia Holdings Co. Ltd.	26,800	836,083
ZOZO Inc.	87,700	2,960,642

		471,055,081

Netherlands — 5.1%
Adyen NV(a)(b)	6,148	15,109,061
ASML Holding NV	205,098	133,620,605
Koninklijke Vopak NV	41,196	1,889,445
Wolters Kluwer NV	156,842	14,209,566

		164,828,677

New Zealand — 0.5%
a2 Milk Co. Ltd. (The)(a)	468,824	2,573,317
Fisher & Paykel Healthcare Corp. Ltd.	286,857	7,399,227
Mercury NZ Ltd.	248,463	1,237,209
Meridian Energy Ltd.	359,616	1,375,271

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	1,299,679	$4,103,087

		16,688,111

Norway — 0.1%
Gjensidige Forsikring ASA	128,874	2,938,685
Orkla ASA	184,072	1,882,328

		4,821,013

Singapore — 1.1%
CapitaLand Integrated Commercial Trust	2,623,500	4,239,721
Mapletree Commercial Trust	1,283,400	2,112,632
Oversea-Chinese Banking Corp. Ltd.	1,441,600	13,219,724
Singapore Exchange Ltd.	449,900	3,533,866
Singapore Technologies Engineering Ltd.	1,001,400	2,905,445
Singapore Telecommunications Ltd.	4,480,600	8,419,648

		34,431,036

Spain — 1.9%
Enagas SA	30,251	659,860
Endesa SA	192,312	5,060,702
Iberdrola SA	2,157,326	29,177,164
Industria de Diseno Textil SA	564,516	20,128,691
Naturgy Energy Group SA	88,100	2,262,148
Red Electrica Corp. SA	120,954	2,224,107

		59,512,672

Sweden — 3.8%
Alfa Laval AB	132,724	4,495,421
Assa Abloy AB, Class B	417,089	11,902,383
Atlas Copco AB, Class A	410,185	24,885,422
Atlas Copco AB, Class B	236,717	12,303,713
Boliden AB	111,739	4,358,161
Epiroc AB, Class A	359,695	7,805,817
Epiroc AB, Class B	206,979	4,065,779
Evolution AB(b)	115,525	22,843,367
Husqvarna AB, Class B	190,620	2,656,721
Investment AB Latour, Class B	57,552	1,762,820
Sandvik AB	495,490	12,264,560
Skanska AB, Class B	153,744	4,174,629
SKF AB, Class B	137,295	3,549,382
Svenska Cellulosa AB SCA, Class B	219,875	3,861,448

		120,929,623

Switzerland — 12.1%
Adecco Group AG, Registered	62,401	4,230,994
Baloise Holding AG, Registered	22,206	3,759,231
EMS-Chemie Holding AG, Registered	5,245	4,902,541
Geberit AG, Registered	25,111	16,530,502
Givaudan SA, Registered	4,243	17,789,849
Kuehne + Nagel International AG, Registered	33,925	10,154,624
Logitech International SA, Registered	101,876	11,438,082
Nestle SA, Registered	897,660	107,162,130
Partners Group Holding AG	16,008	22,817,170
Roche Holding AG	362,730	118,358,037
Schindler Holding AG, Participation Certificates, NVS	22,471	6,400,927
Schindler Holding AG, Registered	11,512	3,206,017
SGS SA, Registered	2,883	8,534,730
Sonova Holding AG, Registered(a)	22,477	6,656,475
Swiss Life Holding AG, Registered	14,641	7,141,912
Swisscom AG, Registered	15,215	8,262,693
Zurich Insurance Group AG	77,469	31,826,802

		389,172,716

Security	Shares	Value

United Kingdom — 15.1%
3i Group PLC	409,117	$7,261,802
Admiral Group PLC	148,362	6,427,426
Ashtead Group PLC	177,641	11,439,272
Associated British Foods PLC(a)	87,467	2,795,045
Auto Trader Group PLC(a)(b)	601,301	4,747,096
Aviva PLC	1,807,749	10,019,189
BAE Systems PLC	2,012,195	14,102,660
Barratt Developments PLC	618,504	6,611,023
Berkeley Group Holdings PLC	58,677	3,759,034
Bunzl PLC	151,504	4,881,231
Burberry Group PLC(a)	239,514	6,834,673
Compass Group PLC(a)	1,093,020	23,797,296
Croda International PLC	65,144	6,100,801
Diageo PLC	608,770	27,401,798
Direct Line Insurance Group PLC	768,825	3,034,824
Experian PLC	399,336	15,436,993
Ferguson PLC	128,821	16,287,762
Halma PLC	152,923	5,479,563
Hargreaves Lansdown PLC	303,750	7,231,482
Hikma Pharmaceuticals PLC	57,793	1,952,423
Imperial Brands PLC	227,742	4,753,454
Intertek Group PLC	94,725	8,050,083
JD Sports Fashion PLC(a)	252,332	3,208,581
Johnson Matthey PLC	76,459	3,440,494
London Stock Exchange Group PLC	205,756	21,081,090
M&G PLC	1,355,046	4,076,830
Mondi PLC	197,740	5,379,797
National Grid PLC	1,009,649	12,729,370
Pearson PLC	320,291	3,680,711
Persimmon PLC	217,024	9,411,056
Prudential PLC	1,371,402	29,136,710
Reckitt Benckiser Group PLC	252,895	22,587,914
RELX PLC	697,882	18,160,724
Rentokil Initial PLC	827,485	5,733,057
Rio Tinto PLC	637,345	53,616,837
RSA Insurance Group PLC	512,995	4,846,866
Sage Group PLC (The)	414,873	3,664,753
Schroders PLC	74,086	3,700,936
Segro PLC	663,848	9,241,864
Smiths Group PLC	149,890	3,373,405
Spirax-Sarco Engineering PLC	37,271	6,096,964
St. James’s Place PLC	396,821	7,480,336
Taylor Wimpey PLC	1,969,986	4,898,671
Unilever PLC	885,286	51,866,481

		485,818,377

Total Common Stocks — 99.1% (Cost: $2,567,742,045)		3,183,639,001

Preferred Stocks

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	32,830	1,752,350
Henkel AG & Co. KGaA, Preference Shares, NVS	41,082	4,725,872

		6,478,222

Total Preferred Stocks — 0.2% (Cost: $5,659,031)		6,478,222

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	2,657,718	$2,659,047
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,130,000	1,130,000

		3,789,047

Total Short-Term Investments — 0.1% (Cost: $3,789,288)		3,789,047

Total Investments in Securities — 99.4% (Cost: $2,577,190,364)		3,193,906,270

Other Assets, Less Liabilities — 0.6%		18,511,675

Net Assets — 100.0%		$3,212,417,945

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$188,858	$2,474,159	(a)	$—	$(3,385)	$(585)	$2,659,047	2,657,718	$16,745	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	413,000	717,000	(a)	—	—	—	1,130,000	1,130,000	408		—

					$(3,385)	$(585)	$3,789,047		$17,153		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	29	06/17/21	$3,911	$69,074
Euro STOXX 50 Index	192	06/18/21	9,095	186,251
FTSE 100 Index	38	06/18/21	3,641	92,716
TOPIX Index	28	06/10/21	4,871	(125,609)

				$222,432

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Quality Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,183,639,001	$—	$—	$3,183,639,001
Preferred Stocks	6,478,222	—	—	6,478,222
Money Market Funds	3,789,047	—	—	3,789,047

	$3,193,906,270	$—	$—	$3,193,906,270

Derivative financial instruments(a)
Assets
Futures Contracts	$348,041	$—	$—	$348,041
Liabilities
Futures Contracts	(125,609)	—	—	(125,609)

	$222,432	$—	$—	$222,432

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

5